Significant accounting estimates and judgments (Details)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021 BRL (R$)
Significant accounting estimates and judgments (Details) [Line Items]
Revenue, percentage	2.30%
Unrecognized revenue	2.30%
Current fuel (in Brazil Real)		R$ 36
Real estate market (in Brazil Real)		R$ 0
Bottom of range [member]
Significant accounting estimates and judgments (Details) [Line Items]
Nominal discount rate	6.56%	4.80%
Top of range [member]
Significant accounting estimates and judgments (Details) [Line Items]
Nominal discount rate	16.52%	10.92%
Soybean [Member] | Região de Barreiras – BA [Member]
Significant accounting estimates and judgments (Details) [Line Items]
Average amounts arbitrated by real estate market	168.96
Soybean [Member] | Região de Balsas – MA [Member]
Significant accounting estimates and judgments (Details) [Line Items]
Average amounts arbitrated by real estate market	170.34
Soybean [Member] | Região de Rondonópolis – MT [Member]
Significant accounting estimates and judgments (Details) [Line Items]
Average amounts arbitrated by real estate market	170.76
Soybean [Member] | Região de Uruçuí – PI [Member]
Significant accounting estimates and judgments (Details) [Line Items]
Average amounts arbitrated by real estate market	171.66
Soybean [Member] | Região de Mineiros – GO [Member]
Significant accounting estimates and judgments (Details) [Line Items]
Average amounts arbitrated by real estate market	168.66
Soybean [Member] | Região de Unaí – MG [Member]
Significant accounting estimates and judgments (Details) [Line Items]
Average amounts arbitrated by real estate market	170.76
Soybean [Member] | Barreiras Region – Bahia [Member]
Significant accounting estimates and judgments (Details) [Line Items]
Average amounts arbitrated by real estate market		137.4
Soybean [Member] | Balsas Region – Maranhão [Member]
Significant accounting estimates and judgments (Details) [Line Items]
Average amounts arbitrated by real estate market		159.2
Soybean [Member] | Rondonópolis Region – Mato Grosso [Member]
Significant accounting estimates and judgments (Details) [Line Items]
Average amounts arbitrated by real estate market		150
Soybean [Member] | Uruçuí Region – Piauí [Member]
Significant accounting estimates and judgments (Details) [Line Items]
Average amounts arbitrated by real estate market		145.1
Soybean [Member] | Mineiros Region – Goiás [Member]
Significant accounting estimates and judgments (Details) [Line Items]
Average amounts arbitrated by real estate market		150
Soybean [Member] | Unaí Region – Minas Gerais [Member]
Significant accounting estimates and judgments (Details) [Line Items]
Average amounts arbitrated by real estate market		148.7